--------------------------------------------------------------------------------
International Mid Cap
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Alliance Worldwide
Privatization Fund

Semi-Annual Report
December 31, 2000 (unaudited)

                               [GRAPHIC OMITTED]

                                                      Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS

February 23, 2001

Dear Shareholder:

This report contains the investment results, economic review, and outlook for Alliance Worldwide Privatization Fund (the "Fund") for the semi-annual reporting period ended December 31, 2000.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.

Investment Results

The following table provides the performance results for the Fund and its benchmarks as represented by the Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index and the MSCI Emerging Markets Free (EMF) Index for the six- and 12-month periods ended December 31, 2000. It also provides performance results for the Fund's composite benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, respectively.

INVESTMENT RESULTS*
Periods Ended December 31, 2000

                                                    ----------------------------
                                                           Total Returns
                                                    ----------------------------
                                                    6 Months           12 Months
--------------------------------------------------------------------------------

Alliance Worldwide
Privatization Fund
  Class A                                           -17.96%              -25.33%
--------------------------------------------------------------------------------
  Class B                                           -18.29%              -25.89%
--------------------------------------------------------------------------------
  Class C                                           -18.30%              -25.91%
--------------------------------------------------------------------------------

                                                    ----------------------------
                                                           Total Returns
                                                    ----------------------------
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
MSCI World
(minus the U.S.)
Index                                               -10.62%              -13.16%
--------------------------------------------------------------------------------
MSCI EMF
Index                                               -24.58%              -30.61%
--------------------------------------------------------------------------------
65%/35%
Composite:
MSCI World
(minus the U.S.)
Index / MSCI
EMF Index                                           -15.51%              -19.27%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 21 countries outside the United States. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of any specific investment,


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

including Alliance Worldwide Privatization Fund.

Additional investment results appear on pages 4-7.

During the six-month period ended December 31, 2000, the Fund underperformed its composite benchmark. The Fund enjoyed contributions to its performance from stock selection within a number of sectors, such as health care and energy. However, these contributions were not enough to offset the negative effects of the Fund's relatively high weight in developed and emerging market growth orientated companies, notably within the telecommunications and cable sectors. During the 12-month period, the Fund's high relative weighting in telecommunications and cable stocks were similarly the principal reasons for the underperformance relative to the composite.

Asset allocation had a mildly positive impact on performance over both the six- and 12-month periods. The portfolio's relative overweight position in Latin American equities, coupled with the relative underweight positions in Japan and the Emerging Asian equities, all helped performance.

Market Overview

Global equity markets posted strong negative returns amidst high levels of volatility, led by a de-rating of the richly valued technology, media and telecommunications (TMT) sectors. Investor sentiment was damaged as central banks across the major economies tightened monetary policy in response to the threat of inflationary pressure--heightened by rising energy prices. Interest rate hikes took effect and gross domestic product (GDP) growth slowed more sharply than expected to a point where the risk of a U.S.-led world recession could not be ruled out.

Despite the uncertainty surrounding equity markets, global privatization activity proceeded at a record breaking pace with transactions exceeding US$200 billion. Privatization deals continued to be focused within Europe, however the Asian, and to a lesser extent Latin American regions, witnessed an acceleration as governments promoted privatization as a means to implement structural reform. Noteworthy participants in the process were China and Brazil, both of which undertook landmark sales of, respectively, Sinopec Corp. and Petrobras Brasileiro, SA.

Outlook

We expect that the global economy will show further signs of slowdown in the near term. However, the probability of a global recession should be averted as the current cycle of falling interest rates begins to restore business and consumer confidence. While companies are likely to report poor earnings numbers during the early part of 2001 on the back of the weaker economic environment, market estimates have come down significantly and the risk of a further negative earnings surprise has lessened. Equity valuations have now reached attractive levels and should provide support for the equity investor, as should the prospects of falling interest rates, improving liquidity levels and structural shifts in savings patterns.


--------------------------------------------------------------------------------
2 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

The privatization pipeline remains particularly strong, and we forecast that 2001 will be another thrilling year with transaction levels yet again exceeding US$200 billion. Privatization continues to offer investors one of the most dynamic and rapidly growing routes into the financial markets, as governments across the world embrace the process as a cornerstone of economic policy.

We continue to emphasize diversification in the portfolio as the success of privatization gives us access to investment opportunities in new countries and an expanding number of industries. Currently we own approximately 100 different issues with representation in over 35 countries and 40 different industries. Our aim is to provide a core international fund with exposure to this exciting area.

Thank you for your continued interest and investment in Alliance Worldwide Privatization Fund. We look forward to reporting our progress to you in the upcoming months.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Mark H. Breedon

Mark H. Breedon
Senior Vice President

[PHOTO OMITTED]   John D.
                  Carifa

[PHOTO OMITTED]   Mark H.
                  Breedon

Portfolio Manager, Mark H. Breedon, has over 23 years of investment experience.


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE WORLDWIDE PRIVATIZATION FUND
GROWTH OF A $10,000 INVESTMENT
6/30/94* TO 12/31/00

     [The following was represented by a bar chart in the printed material.]

                             <PLOT POINTS TO COME>

Alliance Worldwide Privatization Fund Class A:        $17,770

MSCI World (minus the U.S.) Index:                    $16,226

MSCI EMF Index:                                       $ 7,920

This chart illustrates the total value of an assumed $10,000 investment in Alliance Worldwide Privatization Fund Class A shares (from 6/30/94 to 12/31/00) as compared to the performance of appropriate indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged MSCI World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 21 countries outside the United States. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin.

When comparing Alliance Worldwide Privatization Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Worldwide Privatization Fund.

* Closest month-end after Fund's Class A share inception date of 6/2/94.


--------------------------------------------------------------------------------
4 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE WORLDWIDE PRIVATIZATION FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 12/31

Alliance Worldwide Privatization Fund
Composite*

                              [BAR CHART OMITTED]

        Alliance Worldwide Privatization Fund--Yearly Periods Ended 12/31
--------------------------------------------------------------------------------

                            Alliance Worldwide
                            Privatization Fund            Composite*
--------------------------------------------------------------------------------
12/31/94**                         -0.20%                    0.64%
12/31/95                            4.91%                    5.82%
12/31/96                           23.14%                    6.79%
12/31/97                           13.18%                   -2.39%
12/31/98                            8.92%                    3.55%
12/31/99                           56.33%                   41.62%
12/31/00                          -25.33%                  -19.27%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total returns for Class B, Class C and Advisor Class shares will differ due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

* Composite: 65% MSCI World (minus the U.S.) Index / 35% MSCI EMF Index. The unmanaged MSCI World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 21 countries outside the United States. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Worldwide Privatization Fund.

** The Fund's return for the period ended 12/31/94 is from the Fund's inception date of 6/2/94. The benchmark's return for the period ended 12/31/94 is from 5/31/94 through 12/31/94.


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
December 31, 2000

INCEPTION DATES          PORTFOLIO STATISTICS
Class A Shares           Net Assets ($mil): $449.2
6/2/94                   Median Market Capitalization ($mil): $15,928
Class B Shares
6/2/94
Class C Shares
2/8/95

SECTOR BREAKDOWN                                       [PIE CHART OMITTED]

o     85.9%  Common Stock
o      8.6%  American Depositary Receipt
o      2.2%  Preferred Stock
o      1.7%  Time Deposit
o      1.6%  Global Depositary Receipt

SECURITY TYPE BREAKDOWN                                [PIE CHART OMITTED]

o     20.3%  Consumer Services
o     17.1%  Finance
o     16.3%  Utilities
o      9.7%  Basic Industry
o      9.2%  Energy
o      8.5%  Health Care
o      7.0%  Technology
o      4.3%  Consumer Staples
o      3.5%  Transportation
o      2.1%  Multi-Industry
o      0.3%  Capital Goods
o      1.7%  Short-Term

All data as of December 31, 2000. The Portfolio's sector and security type breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                         1 Year          -25.33%                   -28.50%
                        5 Years           12.12%                    11.16%
                Since Inception*           9.85%                     9.13%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                         1 Year          -25.89%                   -28.49%
                        5 Years           11.33%                    11.33%
                Since Inception*           9.07%                     9.07%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                         1 Year          -25.91%                   -26.56%
                        5 Years           11.31%                    11.31%
                Since Inception*          11.05%                    11.05%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Since inception: 6/2/94 Class A and Class B; 2/8/95 Class C.

--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 7

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
December 31, 2000 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
================================================================================
Sanofi-Synthelabo, SA--The company's
   principle area of business is ethical
   pharmaceuticals. The core therapeutic
   areas are cardiovascular disease and
   thrombosis, diseases of the central
   nervous system, cancer, and internal
   medicine.                                          $ 21,910,096         4.9%
--------------------------------------------------------------------------------
Akzo Nobel NV--Produces and markets
   chemicals, coatings, and
   pharmaceuticals. The company
   manufactures polymers, catalysts,
   pulp and paper chemicals, salt, base
   chemicals, paint, automobile
   finishes, industrial coatings,
   resins, oral contraceptives,
   antidepressants, cardiovascular
   drugs, diagnostic kits, home
   pregnancy kits and veterinary drugs.                 18,393,039         4.1
--------------------------------------------------------------------------------
Japan Tobacco, Inc.--Manufactures and
   distributes tobacco products under
   exclusive government contract within
   Japan.                                               13,318,651         3.0
--------------------------------------------------------------------------------
Daiwa Securities Group, Inc.--Provides
   financial services such as brokerage,
   underwriting, and distribution of
   securities.                                          13,158,242         2.9
--------------------------------------------------------------------------------
ING Groep NV--Offers a wide range of
   financial services to individuals,
   corporations, and other institutions
   The company offers corporate,
   investment, and private banking
   services, asset and portfolio
   management, treasury services, and
   insurance.                                           12,356,114         2.8
--------------------------------------------------------------------------------
Vodafone Group Plc.--Provides mobile
   telecommunications services,
   including paging, digital and
   cellular telephones.                                 11,787,703         2.6
--------------------------------------------------------------------------------
NTT Docomo, Inc.--Provides various
   telecommunication services including
   cellular phones, car phones, pagers
   and packet communication services.                   11,535,571         2.6
--------------------------------------------------------------------------------
Telefonos de Mexico, SA Cl. L (ADR)--
   Provides domestic and international
   long-distance, as well as local
   telephone service throughout Mexico.                 11,434,946         2.5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
================================================================================
BNP Paribas--Attracts deposits and
   offers banking services. The bank
   offers consumer, mortgage,
   commercial, and industrial loans,
   foreign exchange services, discount
   securities brokerage services, lease
   financing, factoring, international
   trade financing, private banking
   services, and life insurance, and
   advises on mergers and acquisitions,
   capital restructuring, and
   privatizations.                                    $ 10,478,584         2.3%
--------------------------------------------------------------------------------
Telefonica, SA--A Spain-based
   telecommunications and multimedia
   company that provides services in
   Argentina, Brazil, Puerto Rico,
   Austria, Morocco, and elsewhere
   Telefonica offers fixed-line and
   mobile phone services, data
   transmission, Internet services and
   multimedia communications. The
   company holds a majority interest in
   Terra Networks and Telefonica
   Publidad e Informacion.                               9,424,061         2.1
--------------------------------------------------------------------------------
                                                      $133,797,007        29.8%


--------------------------------------------------------------------------------
                                       ALLIANCE WORLDWIDE PRIVATIZATION FUND o 9

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
December 31, 2000 (unaudited)

                                                                      Percent of
                                                       U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Basic Industries                                       $ 43,524,247         9.7%
--------------------------------------------------------------------------------
Capital Goods                                             1,547,344         0.3
--------------------------------------------------------------------------------
Consumer Services                                        82,773,523        18.4
--------------------------------------------------------------------------------
Consumer Staples                                         19,124,568         4.3
--------------------------------------------------------------------------------
Energy                                                   32,725,323         7.3
--------------------------------------------------------------------------------
Finance                                                  76,811,286        17.1
--------------------------------------------------------------------------------
Healthcare                                               38,137,785         8.5
--------------------------------------------------------------------------------
Multi-Industry                                           18,181,013         4.1
--------------------------------------------------------------------------------
Technology                                               31,386,086         7.0
--------------------------------------------------------------------------------
Transportation                                           15,906,779         3.5
--------------------------------------------------------------------------------
Utilities                                                81,817,560        18.2
--------------------------------------------------------------------------------
Total Investments*                                      441,935,514        98.4
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                  7,242,327         1.6
--------------------------------------------------------------------------------
Net Assets                                             $449,177,841       100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.


--------------------------------------------------------------------------------
10 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2000 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-98.4%

Argentina-0.4%
Nortel Inversora, SA (ADR) .....................         218,000     $1,744,000
                                                                   ------------
Australia-1.4%
Commonwealth Serum Lab, Ltd. ...................         280,000      6,084,689
                                                                   ------------
Austria-0.6%
Flughafen Wien AG(a) ...........................          66,900      2,532,688
                                                                   ------------
Belgium-1.0%
Interbrew(a) ...................................         124,365      4,336,673
                                                                   ------------
Brazil-5.7%
Banco Itau, SA .................................      10,000,000        948,718
Companhia Siderurgica Nacional .................     120,000,000      3,821,538
Embratel Participacoes, SA (ADR) ...............          90,000      1,411,875
Gerdau, SA pfd .................................     493,583,870      4,510,597
Gerdau Metalurgica, SA pfd .....................     296,018,968      5,237,259
Investimentos Itau, SA .........................       2,100,000      2,078,462
Tele Celular Sul Participacoes, SA (ADR)(a) ....         123,900      3,236,887
Tele Norte Leste Participacoes, SA (ADR) .......          40,000        912,500
Telesp Celular Participacoes, SA (ADR) .........         127,000      3,429,000
                                                                   ------------
                                                                     25,586,836
                                                                   ------------
Chile-0.2%
Compania de Telecommunicaciones
   de Chile (ADR)(a) ...........................          65,000        857,188
                                                                   ------------
China-2.6%
Beijing Capital International Airport
   Company, Ltd. ...............................      10,628,000      2,370,953
China Petroleum and Chemical Corp.(a) ..........      42,875,000      6,761,318
Legend Holdings, Ltd. ..........................       4,263,000      2,678,142
                                                                   ------------
                                                                     11,810,413
                                                                   ------------
Czech Republic-0.4%
Ceske Radiokommunikace AS(a) ...................          58,800      2,023,733
                                                                   ------------
Denmark-0.9%
Kobenhavns Lufthavne AS ........................          47,030      4,026,566
                                                                   ------------
Egypt-0.7%
Eastern Company for Tobacco & Cigarettes .......          84,000      1,469,244
Orascom Telecommunications (GDR)(a) ............         276,250      1,747,282
                                                                   ------------
                                                                      3,216,526
                                                                   ------------
Finland-0.3%
Sonera Oyj .....................................          66,300      1,202,047
                                                                   ------------


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

France-11.6%
BNP Paribas ....................................         119,300    $10,478,584
Eramet SLN .....................................          58,079      2,376,062
Sanofi-Synthelabo, SA ..........................         328,500     21,910,096
STMicroelectronics NV ..........................         163,300      7,133,287
Total Fina, Elf Series B .......................          58,000      8,630,456
Wanadoo(a) .....................................         200,550      1,639,051
                                                                   ------------
                                                                     52,167,536
                                                                   ------------
Germany-3.1%
Deutsche Lufthansa AG ..........................         156,800      3,975,571
Deutsche Post AG(a) ............................         139,000      2,991,510
Stinnes AG .....................................         321,600      6,918,343
                                                                   ------------
                                                                     13,885,424
                                                                   ------------
Greece-0.0%
Hellenic Telecommunications Organization,
   SA (ADR) ....................................             800          5,800
                                                                   ------------
Hong Kong-3.1%
China Mobile (Hong Kong), Ltd.(a) ..............       1,116,000      6,095,311
China Resources Enterprises, Ltd. ..............       3,264,000      4,163,853
Citic Pacific, Ltd. ............................       1,028,000      3,644,268
                                                                   ------------
                                                                     13,903,432
                                                                   ------------
Italy-4.7%
AEM SpA ........................................       1,284,000      3,775,373
Enel SpA .......................................       1,086,000      4,223,580
ENI SpA ........................................         563,000      3,596,399
Unicredito Italiano SpA ........................       1,794,800      9,391,216
                                                                   ------------
                                                                     20,986,568
                                                                   ------------
Japan-12.3%
Daiwa Securities Group, Inc. ...................       1,262,000     13,158,242
Japan Tobacco, Inc. ............................           1,720     13,318,651
Nippon Telegraph & Telephone Corp. .............           1,156      8,314,875
Nomura Securities Co., Ltd. ....................         502,000      9,015,993
NTT Docomo, Inc. ...............................             670     11,535,571
                                                                   ------------
                                                                     55,343,332
                                                                   ------------
Lithuania-0.4%
Lietuvos Telekomas (GDR)(a) ....................         358,877      1,875,132
                                                                   ------------
Mexico-7.1%
Grupo Financiero Bancomer, SA de CV(a) .........       3,500,000      1,936,860
Grupo Financiero Banorte, SA de CV
   Series O(a) .................................       6,635,277      8,972,653
Grupo Iusacell, SA (ADR)(a) ....................         422,614      4,120,486
Telefonos de Mexico, SA Cl. L (ADR) ............         253,406     11,434,946
Tubos de Acero de Mexico, SA (ADR) .............         378,000      5,405,400
                                                                   ------------
                                                                     31,870,345
                                                                   ------------


--------------------------------------------------------------------------------
12 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Netherlands-9.5%
Akzo Nobel NV ..................................         342,300    $18,393,039
ING Groep NV ...................................         154,598     12,356,114
United Pan-Europe Communications NV(a) .........         620,080      6,337,634
World Online International NV(a) ...............         754,300      5,562,427
                                                                   ------------
                                                                     42,649,214
                                                                   ------------
Norway-1.0%
Telenor AS(a) ..................................         987,600      4,296,686
                                                                   ------------
Peru-0.4%
Explosivos, SA(b) ..............................       1,780,057      1,726,030
Ferreyros, SA(a) ...............................         751,061         97,954
Tecsur, SA Cl. B(a)(b) .........................         199,535         16,406
                                                                   ------------
                                                                      1,840,390
                                                                   ------------
Poland-1.3%
Orbis, SA(a) ...................................         362,100      2,269,423
Polski Koncern Naftowy, SA (GDR) ...............         323,000      3,585,300
                                                                   ------------
                                                                      5,854,723
                                                                   ------------
Portugal-0.8%
Electricidade De Portugal, SA ..................       1,108,000      3,663,810
                                                                   ------------
Romania-0.0%
Societatea, SA(a)(b) ...........................          30,454         93,976
                                                                   ------------
Russia-0.7%
Mobile Telesystems (ADR)(a) ....................         133,500      3,204,000
                                                                   ------------
Singapore-2.1%
DBS Group Holdings, Ltd. .......................         292,535      3,310,442
SIA Engineering Company, Ltd. ..................       2,000,000      1,547,344
Singapore Airport Terminal Services, Ltd. ......       1,200,000      1,094,688
Singapore Press Holdings, Ltd. .................         241,000      3,562,125
                                                                   ------------
                                                                      9,514,599
                                                                   ------------
South Africa-0.5%
Iscor, Ltd.(a) .................................       1,500,000      2,438,219
                                                                   ------------
South Korea-3.3%
Housing Commercial Bank, Korea (ADR)(a) ........         264,282      2,973,173
Kookmin Bank ...................................         186,000      2,190,830
Pohang Iron & Steel Co., Ltd. ..................          19,600      1,185,296
SK Telecom Co., Ltd. ...........................          42,000      8,400,000
                                                                   ------------
                                                                     14,749,299
                                                                   ------------


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

Spain-5.0%
Aldeasa, SA ....................................         147,179     $2,834,329
Indra Sistemas, SA .............................         435,600      4,112,486
Repsol, SA .....................................         322,000      5,148,325
Telefonica, SA(a) ..............................         570,000      9,424,061
Terra Networks, SA(a) ..........................          98,400      1,072,269
                                                                   ------------
                                                                     22,591,470
                                                                   ------------
Sweden-2.0%
Eniro AB(a) ....................................         523,800      5,271,851
Tele1 Europe Holding AB(a) .....................         761,120      3,668,922
                                                                   ------------
                                                                      8,940,773
                                                                   ------------
Switzerland-0.7%
Unique Zurich Airport ..........................          18,000      2,987,598
                                                                   ------------
Taiwan-0.3%
China Steel Corp. ..............................          98,000         58,883
Taiwan Semiconductor Manufacturing Co.(a)  .....         584,496      1,403,002
                                                                   ------------
                                                                      1,461,885
                                                                   ------------
Trinidad & Tobago-0.0%
B.W.I.A. International Airways, Ltd.(a)(c) .....       2,727,272             -0-
                                                                   ------------
Turkey-0.6%
Dogan Yayin Holding AS(a) ......................     375,170,000      2,602,626
                                                                   ------------
United Kingdom-10.7%
BP Amoco Plc ...................................       1,068,000      8,623,694
British Energy Plc. Deferred Shares(a) .........         667,000            -0-
Centrica Plc ...................................         885,000      3,430,760
Energis Plc.(a) ................................         719,000      4,838,043
Lattice Group Plc.(a) ..........................       2,219,000      5,010,287
Mersey Docks & Harbour Co. .....................         378,650      3,009,329
National Grid Group Plc ........................       1,019,000      9,271,780
PowerGen Plc ...................................         201,086      1,900,322
Vodafone Group Plc .............................       3,211,067     11,787,703
                                                                   ------------
                                                                     47,871,918
                                                                   ------------
United States-3.0%
Decode Genetics, Inc.(a) ....................           112,000       1,176,000
Near East International LLC(c) ..............                10             -0-
Pharmacia Corp. .............................           147,000       8,967,000
United Customer Management Solutions(b) .....         3,929,640       3,572,400
                                                                   ------------
                                                                     13,715,400
                                                                   ------------
Total Common & Preferred Stocks
   (cost $415,587,192) ......................                       441,935,514
                                                                   ------------


--------------------------------------------------------------------------------
14 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                      Principal
                                                         Amount
Company                                                   (000)    U.S. $ Value
--------------------------------------------------------------------------------

Time Deposit-1.7%
Banque Nationale de Paris
   6.38%, 1/02/01
   (cost $7,800,000) ........................            $7,800      $7,800,000
                                                                   ------------
Total Investments-100.1%
   (cost $423,387,192) ......................                       449,735,514
Other assets less liabilities-(0.1)% ........                          (557,673)
                                                                   ------------
Net Assets-100% .............................                      $449,177,841
                                                                   ============

(a) Non-income producing security.

(b) Illiquid securities, valued at fair value.

(c) Restricted and illiquid securities, valued at fair value (see Notes A & G).

    Glossary of terms:

    ADR - American Depositary Receipt.
    GDR - Global Depositary Receipt.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 15

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2000 (unaudited)

Assets
Investments in securities, at value (cost $423,387,192) ......    $ 449,735,514
Foreign cash, at value (cost $691,069) .......................          687,638
Receivable for investment securities sold ....................        9,182,590
Receivable for capital stock sold ............................        1,619,160
Dividends and interest receivable ............................          631,960
                                                                  -------------
Total assets .................................................      461,856,862
                                                                  -------------
Liabilities
Due to Custodian .............................................          580,643
Payable for investment securities purchased ..................        8,372,644
Payable for capital stock redeemed ...........................        2,480,298
Advisory fee payable .........................................          392,425
Distribution fee payable .....................................          207,048
Accrued expenses .............................................          645,963
                                                                  -------------
Total liabilities ............................................       12,679,021
                                                                  -------------
Net Assets ...................................................    $ 449,177,841
                                                                  =============
Composition of Net Assets
Capital stock, at par ........................................          $46,465
Additional paid-in capital ...................................      429,724,582
Accumulated net investment loss ..............................       (3,528,296)
Accumulated net realized loss on investments and
   foreign currency transactions .............................       (3,421,236)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities .......       26,356,326
                                                                  -------------
                                                                  $ 449,177,841
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($302,282,708 / 30,778,749 shares of capital stock
   issued and outstanding) ...................................           $ 9.82
Sales Charge--4.25% of public offering price .................              .44
                                                                         ------
Maximum offering price .......................................           $10.26
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($114,855,626 / 12,270,342 shares of capital stock
   issued and outstanding) ...................................           $ 9.36
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($30,054,061 / 3,213,103 shares of capital stock
   issued and outstanding) ...................................           $ 9.35
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($1,985,446 / 202,649 shares of capital stock
   issued and outstanding) ...................................           $ 9.80
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $197,448) .............................     $ 1,653,585
Interest .............................................         315,186    $    1,968,771
                                                           -----------
Expenses
Advisory fee .........................................       2,651,467
Distribution fee - Class A ...........................         528,225
Distribution fee - Class B ...........................         699,862
Distribution fee - Class C ...........................         179,363
Transfer agency ......................................         617,707
Custodian ............................................         445,658
Administrative .......................................          72,500
Printing .............................................          51,608
Audit and legal ......................................          43,737
Registration .........................................          37,685
Directors' fees ......................................          10,500
Miscellaneous ........................................             881
                                                           -----------
Total expenses .......................................       5,339,193
Less: expense offset arrangement
   (See Note B) ......................................         (26,294)
                                                           -----------
Net expenses .........................................                         5,312,899
                                                                          --------------
Net investment loss ..................................                        (3,344,128)
                                                                          --------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on investments .....................                        (2,149,367)
Net realized loss on foreign currency
   transactions ......................................                          (507,597)
Net change in unrealized appreciation/depreciation of:
   Investments .......................................                       (98,063,228)
   Foreign currency denominated assets
     and liabilities .................................                            82,796
                                                                          --------------
Net loss on investments and foreign
   currency transactions .............................                      (100,637,396)
                                                                          --------------
Net Decrease in Net Assets
   from Operations ...................................                    $ (103,981,524)
                                                                          ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 17

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 Six Months
                                                    Ended
                                                 December 31,      Year Ended
                                                    2000            June 30,
                                                 (unaudited)          2000
                                                -------------    -------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss .........................   $  (3,344,128)   $  (2,975,660)
Net realized gain (loss) on investments
   and foreign currency transactions ........      (2,656,964)      80,730,916
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities .......     (97,980,432)      28,950,183
                                                -------------    -------------
Net increase (decrease) in net assets
   from operations ..........................    (103,981,524)     106,705,439
Dividends and Distributions to
Shareholders from:
Net realized gain on investments
   Class A ..................................     (39,460,939)     (28,814,407)
   Class B ..................................     (15,592,532)     (10,666,722)
   Class C ..................................      (4,102,259)      (2,042,364)
   Advisor Class ............................        (248,624)        (168,326)
Capital Stock Transactions
Net increase ................................      14,947,925       52,981,883
                                                -------------    -------------
Total increase (decrease) ...................    (148,437,953)     117,995,503
Net Assets
Beginning of period .........................     597,615,794      479,620,291
                                                -------------    -------------
End of period ...............................   $ 449,177,841    $ 597,615,794
                                                =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)

NOTE A
Significant Accounting Policies

Alliance Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the


--------------------------------------------------------------------------------
20 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $72,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2000.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $392,664 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $26,294 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $18,131 from the sale of Class A shares and $3,946, $105,631 and $6,927 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2000. Brokerage commissions paid on investment transactions for the six months ended December 31, 2000, amounted to $633,571. For the period from June 30, 2000 to October 31, 2000, no commission was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser (whose affiliation ended on November 2, 2000), nor to DLJ directly. Effective October 2, 2000, San ford C. Berstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to December 31, 2000, no brokerage commission was paid to SCB directly.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,251,302 and $1,052,251 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term in vestments and U.S. government securities) aggregated $135,630,319 and $162,701,909, respectively, for the six months ended December 31, 2000. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 2000.

At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $94,272,320 and gross unrealized depreciation of investments was $67,923,998 resulting in net unrealized appreciation of $26,348,322, excluding foreign currency transactions.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2000, the Fund had no outstanding forward exchange currency contracts.


--------------------------------------------------------------------------------
22 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E
Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.

Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                            -------------------------------------   ------------------------------------
                                           Shares                                  Amount
                            -------------------------------------   ------------------------------------
                             Six Months Ended                        Six Months Ended
                                 December 31,         Year Ended         December 31,         Year Ended
                                         2000           June 30,                 2000           June 30,
                                  (unaudited)               2000          (unaudited)               2000
                            ----------------------------------------------------------------------------
Class A
Shares sold ...............         9,694,197         12,390,206      $   109,799,768    $   172,489,972
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions ...........         2,704,779          1,538,235           27,913,315         19,320,231
--------------------------------------------------------------------------------------------------------
Shares converted
  from Class B ............           653,563            407,811            7,706,886          5,372,657
--------------------------------------------------------------------------------------------------------
Shares redeemed ...........       (11,367,014)       (13,985,873)        (130,116,150)      (191,688,292)
--------------------------------------------------------------------------------------------------------
Net increase ..............         1,685,525            350,379      $    15,303,819    $     5,494,568
========================================================================================================

Class B
Shares sold ...............         1,183,035          4,061,589      $    13,946,230    $    55,599,243
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions ...........         1,457,121            783,921           14,352,641          9,516,807
--------------------------------------------------------------------------------------------------------
Shares converted
  to Class A ..............          (681,524)          (415,048)          (7,706,886)        (5,372,657)
--------------------------------------------------------------------------------------------------------
Shares redeemed ...........        (2,008,993)        (2,316,322)         (22,865,317)       (30,143,341)
--------------------------------------------------------------------------------------------------------
Net increase
  (decrease) ..............           (50,361)         2,114,140      $    (2,273,332)   $    29,600,052
========================================================================================================

Class C
Shares sold ...............           670,922          2,138,310      $     7,747,919    $    29,302,427
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions ...........           391,426            157,926            3,851,630          1,915,646
Shares redeemed ...........          (884,392)        (1,035,466)          (9,862,923)       (14,010,354)
Net increase ..............           177,956          1,260,770      $     1,736,626    $    17,207,719
========================================================================================================


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                            -------------------------------------   ------------------------------------
                                           Shares                                  Amount
                            -------------------------------------   ------------------------------------
                             Six Months Ended                        Six Months Ended
                                 December 31,         Year Ended         December 31,         Year Ended
                                         2000           June 30,                 2000           June 30,
                                  (unaudited)               2000          (unaudited)               2000
                            ----------------------------------------------------------------------------
Advisor Class
Shares sold ...............            19,600            287,647      $       229,196    $     3,893,507
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions ...........            22,170              9,937              228,352            124,107
--------------------------------------------------------------------------------------------------------
Shares redeemed ...........           (24,413)          (249,097)            (276,736)        (3,338,070)
--------------------------------------------------------------------------------------------------------
Net increase ..............            17,357             48,487      $       180,812    $       679,544
========================================================================================================

NOTE F
Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

NOTE G
Restricted Securities

                                           Date Acquired     U.S. $ Cost
                                          ---------------  ---------------
B.W.I.A. International Airways..........       2/21/95       $ 2,999,999
Near East International LLC. ...........       9/29/95         1,000,000

The securities shown above are restricted as to resale and have been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities.

At December 31, 2000, these securities had no value.


--------------------------------------------------------------------------------
24 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE H
Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended December 31, 2000.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                        -------------------------------------------------------------------------------------
                                                                            Class A
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                          December                                Year Ended June 30,
                                          31, 2000         ------------------------------------------------------------------
                                        (unaudited)            2000            1999            1998         1997         1996
                                        -------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................   $  13.57           $  11.84        $  12.67        $  13.26     $  12.13     $  10.18
                                        -------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a) .....       (.06)              (.04)             -0-            .10          .15          .10
Net realized and unrealized
  gain (loss) on investments and
  foreign currency transactions .....      (2.31)              2.83             .93             .85         2.55         1.85
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................      (2.37)              2.79             .93             .95         2.70         1.95
                                        -------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ............................         -0-                -0-           (.12)           (.18)        (.15)          -0-
Distributions from net realized
  gains on investments and
  foreign currency transactions .....      (1.38)             (1.06)          (1.64)          (1.36)       (1.42)          -0-
                                        -------------------------------------------------------------------------------------
Total dividends and
  distributions .....................      (1.38)             (1.06)          (1.76)          (1.54)       (1.57)          -0-
                                        -------------------------------------------------------------------------------------
Net asset value, end of period ......   $   9.82           $  13.57        $  11.84        $  12.67     $  13.26     $  12.13
                                        =====================================================================================
Total Return
Total investment return based on
  net asset value(b) ................     (17.96)%            24.26%           9.86%           9.11%       25.16%       19.16%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................   $302,283           $394,665        $340,194        $467,960     $561,793     $672,732
Ratio of expenses to average
  net assets ........................       1.77%(c)(d)        1.74%(c)        1.92%(c)        1.73%        1.72%        1.87%
Ratio of expenses to average
  net assets excluding interest
  expense ...........................       1.77%(c)(d)        1.74%(c)        1.92%(c)        1.73%        1.71%        1.85%
Ratio of net investment income
  (loss) to average net assets ......      (1.01)%(d)          (.31)%          (.01)%           .80%        1.27%         .95%
Portfolio turnover rate .............         54%                67%             58%             53%          48%          28%

See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                        -------------------------------------------------------------------------------------
                                                                            Class B
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                          December                                Year Ended June 30,
                                          31, 2000         ------------------------------------------------------------------
                                        (unaudited)            2000            1999            1998         1997         1996
                                        -------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................   $  13.06           $  11.50        $  12.37        $  13.04     $  11.96     $  10.10
                                        -------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a) .....       (.10)              (.13)           (.08)            .02          .08         (.02)
Net realized and unrealized
  gain (loss) on investments and
  foreign currency transactions .....      (2.22)              2.75             .89             .82         2.50         1.88
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................      (2.32)              2.62             .81             .84         2.58         1.86
                                        -------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ............................         -0-                -0-           (.04)           (.15)        (.08)          -0-
Distributions from net realized
  gains on investments and
  foreign currency transactions .....      (1.38)             (1.06)          (1.64)          (1.36)       (1.42)          -0-
                                        -------------------------------------------------------------------------------------
Total dividends and
  distributions .....................      (1.38)             (1.06)          (1.68)          (1.51)       (1.50)          -0-
                                        -------------------------------------------------------------------------------------
Net asset value, end of period ......   $   9.36           $  13.06        $  11.50        $  12.37     $  13.04     $  11.96
                                        =====================================================================================
Total Return
Total investment return based on
  net asset value(b) ................     (18.29)%            23.45%           8.91%           8.34%       24.34%       18.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................   $114,856           $160,847        $117,420        $156,348     $121,173     $ 83,050
Ratio of expenses to average
  net assets ........................       2.51%(c)(d)        2.47%(c)        2.63%(c)        2.45%        2.43%        2.83%
Ratio of expenses to average
  net assets excluding interest
  expense ...........................       2.51%(c)(d)        2.47%(c)        2.63%(c)        2.45%        2.42%        2.82%
Ratio of net investment income
  (loss) to average net assets ......       1.76%(d)          (1.02)%         (1.43)%           .20%         .66%        (.20)%
Portfolio turnover rate .............         54%                67%             58%             53%          48%          28%

See footnote summary on page 29.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                        -------------------------------------------------------------------------------------
                                                                            Class C
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                          December                                 Year Ended June 30,
                                          31, 2000         ------------------------------------------------------------------
                                        (unaudited)            2000            1999            1998         1997         1996
                                        -------------------------------------------------------------------------------------
Net asset value, beginning of
  period ............................   $  13.05           $  11.50        $  12.37        $  13.04     $  11.96     $  10.10
                                        -------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a) .....       (.10)              (.12)           (.08)            .05          .12          .03
Net realized and unrealized
  gain (loss) on investments and
  foreign currency transactions .....      (2.22)              2.73             .89             .79         2.46         1.83
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................      (2.32)              2.61             .81             .84         2.58         1.86
                                        -------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ............................         -0-                -0-           (.04)           (.15)        (.08)          -0-
Distributions from net realized
  gains on investments and
  foreign currency transactions .....      (1.38)             (1.06)          (1.64)          (1.36)       (1.42)          -0-
                                        -------------------------------------------------------------------------------------
Total dividends and
  distributions .....................      (1.38)             (1.06)          (1.68)          (1.51)       (1.50)          -0-
                                        -------------------------------------------------------------------------------------
Net asset value, end of period ......   $   9.35           $  13.05        $  11.50        $  12.37     $  13.04     $  11.96
                                        =====================================================================================
Total Return
Total investment return based on
  net asset value(b) ................     (18.30)%            23.37%           8.91%           8.34%       24.33%       18.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................   $ 30,054           $ 39,598        $ 20,397        $ 26,635     $ 12,929     $  2,383
Ratio of expenses to average
  net assets ........................       2.51%(c)(d)        2.44%(c)        2.63%(c)        2.44%        2.42%        2.57%
Ratio of expenses to average
  net assets excluding interest
  expense ...........................       2.51%(c)(d)        2.44%(c)        2.62%(c)        2.44%        2.41%        2.57%
Ratio of net investment income
  (loss) to average net assets ......      (1.76)%(d)          (.94)%         (1.44)%           .38%        1.06%         .63%
Portfolio turnover rate .............         54%                67%             58%             53%          48%          28%

See footnote summary on page 29


--------------------------------------------------------------------------------
28 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                  -----------------------------------------------------------------------------
                                                                                     Advisor Class
                                                  -----------------------------------------------------------------------------
                                                  Six Months
                                                       Ended                                                         October 2,
                                                    December                        Year Ended June 30,              1996(e) to
                                                    31, 2000          -------------------------------------------      June 30,
                                                  (unaudited)              2000             1999             1998          1997
                                                  -----------------------------------------------------------------------------
Net asset value, beginning of period ..........   $   13.53           $   11.77        $   12.63        $   13.23     $   12.14
                                                  -----------------------------------------------------------------------------
Income From Investment Operations
Net investment income (loss)(a) ...............        (.04)                 -0-             .02              .19           .18
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ................................       (2.31)               2.82              .93              .80          2.52
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net asset value
  from operations .............................       (2.35)               2.82              .95              .99          2.70
                                                  -----------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..........          -0-                 -0-            (.17)            (.23)         (.19)
Distributions from net realized gains on
  investments and foreign currency
  transactions ................................       (1.38)              (1.06)           (1.64)           (1.36)        (1.42)
                                                  -----------------------------------------------------------------------------
Total dividends and distributions .............       (1.38)              (1.06)           (1.81)           (1.59)        (1.61)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ................   $    9.80           $   13.53        $   11.77        $   12.63     $   13.23
                                                  =============================================================================
Total Return
Total investment return based on net
  asset value(b) ..............................      (17.86)%             24.68%           10.12%            9.48%        25.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .....   $   1,985           $   2,506        $   1,610        $   1,716     $     374
Ratio of expenses to average net assets .......        1.46%(c)(d)         1.43%(c)         1.62%(c)         1.45%         1.96%(d)
Ratio of expenses to average net assets
    excluding interest expense ................        1.46%(c)(d)         1.43%(c)         1.62%(c)         1.45%         1.95%(d)
Ratio of net investment income (loss) to
  average net assets ..........................        (.71)%(d)            .01%             .37%            1.48%         2.97%(d)
Portfolio turnover rate .......................          54%                 67%              58%              53%           48%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                               Six Months
                                                    Ended
                                                 December   Year Ended June 30
                                                 31, 2000   -------------------
                                               (unaudited)    2000        1998
                                               --------------------------------
      Class A .............................       1.76%       1.73%       1.91%
      Class B .............................       2.50%       2.46%       2.62%
      Class C .............................       2.50%       2.43%       2.61%
      Advisor Class .......................       1.45%       1.42%       1.61%

(d)   Annualized.

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 29

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

diversification

A technique of allocating assets among many types of investments.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

privatization

The process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization, a government or state enterprise to some form of private ownership.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
30 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $454 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 41 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 605 investment professionals in 36 cities and 21 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/00.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 31

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
32 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Mark H. Breedon, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Jean Van De Walle, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller
Michael Levy, Assistant Vice President

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                      ALLIANCE WORLDWIDE PRIVATIZATION FUND o 33

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio
Small Cap Growth Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
34 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

NOTES



--------------------------------------------------------------------------------
                                      Alliance Worldwide Privatization Fund o 35

NOTES



--------------------------------------------------------------------------------
36 o ALLIANCE WORLDWIDE PRIVATIZATION FUND

Alliance Worldwide Privatization Fund                            ---------------
1345 Avenue of the Americas                                         BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

WWPSR1200